SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Prepayments And Deposits
Beginning balance
Addition	121,686	121,686
Write off
Exchange rate effect	(64)	(64)
Ending balance	$ 121,622	$ 121,622